Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Accrued Expenses and Other Current Liabilities
Summary of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following (in thousands):

	As of December 31,
	2024	2023
Accrued professional services	$4,897	$1,596
Accrued royalties	1,361	1,689
Accrued tax liabilities	1,018	822
Other accrued expenses	1,575	1,948
Total accrued expenses and other current liabilities	$8,851	$6,055